Warrants to Purchase Common Stock (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Mar. 26, 2025
Class of Warrant or Right [Line Items]
Issued warrants		131,427
Shares offering rate		5.00%
Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 6.04
Percentage of shares sold in offering	115.00%
Common Stock [Member] | Public Offering Price [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 5.25